SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2022
SEGMENTED INFORMATION

12. SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in two geographic segments being Canada and Greenland (note 6). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2022	December 31, 2021
Equipment
Canada	4	4
Greenland	11	12
Total	15	16

	March 31, 2022	December 31, 2021
Exploration and evaluation assets
Canada	2,517	2,495
Greenland	36,657	36,604
Total	39,174	39,099